UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Time charter and voyage revenues	$ 327,558	$ 342,155	$ 631,670	$ 660,710
Time charter and voyage expenses (including $4,023, $0, $7,871 and $0 to related parties)	(31,215)	(40,044)	(61,232)	(81,955)
Vessel operating expenses (including $12,802, $85,886, $25,532 and $171,130 to related parties)	(97,404)	(88,282)	(192,246)	(176,410)
General and administrative expenses	(23,422)	(20,584)	(45,394)	(41,328)
Depreciation and amortization	(80,785)	(72,219)	(159,430)	(142,136)
Amortization of unfavorable lease terms	2,912	3,171	5,792	6,307
Gain/ (loss) on sale of vessels, net	5,601	7,256	(329)	9,133
Interest expense and finance cost, net	(33,485)	(30,087)	(66,995)	(59,496)
Interest income	3,069	3,596	6,463	6,992
Other expense, net	(2,882)	(3,493)	(6,625)	(6,987)
Net income	69,947	101,469	111,674	174,830
Other comprehensive loss
Unrealized loss on cash flow hedges	(543)		(2,314)
Total other comprehensive loss	(543)		(2,314)
Total comprehensive income	69,404	101,469	109,360	174,830
Net income
Common Unitholders	68,478	99,439	109,329	171,333
General Partner	$ 1,469	$ 2,030	$ 2,345	$ 3,497
Earnings per unit (see Note 13):
Earnings per common unit, basic	$ 2.34	$ 3.3	$ 3.72	$ 5.68
Earnings per common unit, diluted	$ 2.34	$ 3.3	$ 3.72	$ 5.68